As filed with the Securities and Exchange Commission on October 23, 2020

1933 Act Registration No. 333-67552

1940 Act Registration No. 811-10467

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

(Check appropriate box or boxes.)

CAUSEWAY CAPITAL MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

c/o Causeway Capital Management LLC

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (866) 947-7000

Copies to:

The Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, DE 19801	MARK D. PERLOW Dechert LLP One Bush Street, Suite 1600 San Francisco, CA 94104 Telephone: (415) 262-4530 Facsimile: (415) 262-4555
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 30, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until October 30, 2020, the effectiveness of the Registrant’s Post-Effective Amendment No. 52 to its Registration Statement, which was filed on August 12, 2020. Post-Effective Amendment No. 52 to the Registration Statement relates to the Causeway Concentrated Equity Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 52, filed on August 12, 2020, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 23rd day of October, 2020.

CAUSEWAY CAPITAL MANAGEMENT TRUST

By:	/s/ Gracie V. Fermelia
Gracie V. Fermelia
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Gracie V. Fermelia	President	October 23, 2020
Gracie V. Fermelia

/s/ Eric Kleinschmidt	Treasurer (Principal Accounting Officer)	October 23, 2020
Eric Kleinschmidt

John R. Graham*	Trustee and Chairman of the Board	October 23, 2020
John R. Graham

Lawry J. Meister*	Trustee	October 23, 2020
Lawry J. Meister

Eric H. Sussman*	Trustee	October 23, 2020
Eric H. Sussman

Victoria B. Rogers*	Trustee	October 23, 2020
Victoria B. Rogers

* By:	/s/ Gracie V. Fermelia
(Gracie V. Fermelia, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Eric H. Sussman, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Gracie V. Fermelia and Kurt J. Decko and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 30th day of September, 2020.

(City, State)

/s/ Eric H. Sussman

Eric H. Sussman, Trustee

POWER OF ATTORNEY

I, Lawry J. Meister, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Gracie V. Fermelia and Kurt J. Decko and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 30th day of September, 2020.

(City, State)

/s/ Lawry J. Meister

Lawry J. Meister, Trustee

POWER OF ATTORNEY

I, John R. Graham, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Gracie V. Fermelia and Kurt J. Decko and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 30th day of September, 2020.

(City, State)

/s/ John R. Graham

John R. Graham, Trustee

POWER OF ATTORNEY

I, Victoria B. Rogers, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Gracie V. Fermelia and Kurt J. Decko and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, California, this 30th day of September, 2020.

(City, State)

/s/ Victoria B. Rogers

Victoria B. Rogers, Trustee